Line of Credit and Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of the note payable

Notes payable, net of discount	September 30, 2024	December 31, 2023
Note payable issued November 29, 2021	$336,983	$—
Note payable issued December 1, 2021	1,500,600	—
Note payable issued January 12, 2023	—	220,000
Note payable issued August 18, 2023	64,000	—
Note payable issued November 13, 2023	22,000	—
Note payable issued January 14, 2024	16,200	—
Total notes payable	1,939,783	220,000
Less: Current portion	(439,183)	(220,000)
Less: Fair value adjustment for debt	(906,659)	—
Total notes payable, net of current portion	$593,941	$—

Schedule of required principal payments under the company's notes payable and line of credit

Year Ending December 31, 2024	$439,183
Year Ending December 31, 2025	4,567
Year Ending December 31, 2026	26,534
Year Ending December 31, 2027	37,720
Year Ending December 31, 2028	39,008
Thereafter	1,392,771
Total	$1,939,783

iDoc
Schedule of the note payable

	December 31,	December 31,
Notes Payable & Line of Credit	2023	2022
Note payable issued November 29, 2021 (Face Value: $654,044)	$336,983	$426,922
Line of credit issued November 29, 2021 (Face Value: $500,000)	456,097	495,000
Note payable issued December 1, 2021 (Face Value: $1,500,700)	1,500,600	1,500,600
Note payable issued October 6, 2022 (Face Value: $666,667)	—	666,667
Note payable issued November 15, 2022 (Face Value: $200,000)	200,000	100,000
Note payable issued January 25, 2023 (Face Value: $100,000)	100,000	—
Note payable issued February 14, 2023 and December 15, 2022 (Face Value: $585,500, $200,000)	585,000	220,000
Note payable issued August 3, 2023 (Face Value: $33,000)	33,000	—
Note payable issued August 18, 2023 (Face Value: $64,000)	64,000	—
Note payable issued November 13, 2023 (Face Value: $22,000)	22,000	—
Note payable issued November 30, 2023 (Face Value: $200,000)	200,000	—
Total notes payable and line of credit	3,497,680	3,409,189
Less: unamortized discount on notes payable	—	(275,759)
Less: current portion	(1,997,080)	(1,324,505)
Total notes payable and line of credit	$1,500,600	$1,808,925

Schedule of required principal payments under the company's notes payable and line of credit

Year Ending December 31, 2024	$1,997,080
Year Ending December 31, 2025	4,567
Year Ending December 31, 2026	26,534
Year Ending December 31, 2027	37,720
Year Ending December 31, 2028	39,008
Thereafter	1,392,771
Total	$3,497,680